STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2020

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Advisors Funds Distributors, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview (unaudited)
September 30, 2020

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2020

Common Stock	Shares	Value
Aaron's, Inc.	588,863	$33,359,089
Acadia Healthcare Co., Inc.*	780,255	23,001,917
ACI Worldwide, Inc.*	1,020,798	26,673,452
Acuity Brands, Inc.	347,638	35,580,749
Adient PLC*	823,419	14,269,851
Adtalem Global Education, Inc.*	454,982	11,165,258
AECOM*	1,406,705	58,856,537
Affiliated Managers Group, Inc.	408,298	27,919,417
AGCO Corp.	538,645	40,005,164
Alleghany Corp.	125,522	65,327,925
ALLETE, Inc.	455,025	23,542,993
Alliance Data Systems Corp.	418,489	17,568,168
AMC Networks, Inc., Class A*	355,708	8,789,545
Amedisys, Inc.*	284,756	67,324,861
American Campus Communities, Inc.	1,207,112	42,152,351
American Eagle Outfitters, Inc.	1,306,377	19,347,443
American Financial Group, Inc.	629,000	42,130,420
Antero Midstream Corp.	2,508,016	13,468,046
AptarGroup, Inc.	565,475	64,011,770
Arrow Electronics, Inc.*	680,832	53,554,245
Arrowhead Pharmaceuticals, Inc.*	897,161	38,631,753
ASGN, Inc.*	460,454	29,266,456
Ashland Global Holdings, Inc.	477,320	33,851,534
Associated Banc-Corp.	1,347,904	17,010,548
AutoNation, Inc.*	512,501	27,126,678
Avanos Medical, Inc.*	419,512	13,936,189
Avient Corp.	801,955	21,219,729
Avis Budget Group, Inc.*	452,156	11,900,746
Avnet, Inc.	866,341	22,386,251
Axon Enterprise, Inc.*	556,723	50,494,776
BancorpSouth Bank	845,626	16,388,232
Bank of Hawaii Corp.	351,251	17,745,201
Bank OZK	1,060,230	22,604,104
Belden, Inc.	390,438	12,150,431
Bio-Techne Corp.	338,107	83,759,247
BJ's Wholesale Club Holdings, Inc.*	1,209,841	50,268,894
Black Hills Corp.	550,310	29,436,082
Blackbaud, Inc.	434,800	24,274,884
Boston Beer Co., Inc., Class A*	79,901	70,581,347
Boyd Gaming Corp.	703,389	21,587,008

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Common Stock	Shares	Value
Brighthouse Financial, Inc.*	815,864	$21,954,900
Brink's Co.	443,097	18,206,856
Brixmor Property Group, Inc.	2,600,309	30,397,612
Brown & Brown, Inc.	2,058,769	93,200,473
Brunswick Corp.	694,296	40,900,977
Builders FirstSource, Inc.*	1,023,729	33,394,040
Cable One, Inc.	47,520	89,595,634
Cabot Corp.	495,206	17,842,272
Cabot Microelectronics Corp.	254,829	36,392,129
CACI International, Inc., Class A*	220,116	46,919,927
Caesars Entertainment, Inc.*	1,747,899	97,987,218
Camden Property Trust	854,221	76,008,585
Cantel Medical Corp.	329,043	14,458,149
Carlisle Cos., Inc.	478,698	58,578,274
Carter's, Inc.	382,705	33,134,599
Casey's General Stores, Inc.	323,694	57,504,239
Cathay General Bancorp	656,416	14,231,099
CDK Global, Inc.	1,065,982	46,466,155
Ceridian HCM Holding, Inc.*	1,138,579	94,103,554
ChampionX Corp.*	1,629,764	13,021,814
Charles River Laboratories International, Inc.*	435,714	98,667,435
Chemed Corp.	139,620	67,066,467
Chemours Co.	1,440,477	30,120,374
Choice Hotels International, Inc.	252,506	21,705,416
Churchill Downs, Inc.	311,276	50,993,234
Ciena Corp.*	1,347,545	53,484,061
Cimarex Energy Co.	895,017	21,775,764
Cinemark Holdings, Inc.	939,178	9,391,780
Cirrus Logic, Inc.*	512,142	34,543,978
CIT Group, Inc.	863,437	15,291,469
Clean Harbors, Inc.*	448,941	25,154,164
CNO Financial Group, Inc.	1,242,957	19,937,030
CNX Resources Corp.*	1,969,634	18,593,345
Cognex Corp.	1,517,723	98,803,767
Coherent, Inc.*	212,737	23,598,915
Colfax Corp.*	882,591	27,678,054
Columbia Sportswear Co.	266,879	23,213,135
Commerce Bancshares, Inc.	880,391	49,557,209
Commercial Metals Co.	1,044,305	20,865,214
CommVault Systems, Inc.*	406,885	16,600,908

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Common Stock	Shares	Value
Compass Minerals International, Inc.	297,708	$17,668,970
CoreLogic, Inc.	696,903	47,159,426
CoreSite Realty Corp.	373,038	44,346,757
Corporate Office Properties Trust	983,907	23,338,274
Coty, Inc., Class A	2,482,773	6,703,487
Cousins Properties, Inc.	1,303,026	37,253,513
Cracker Barrel Old Country Store, Inc.	207,812	23,827,724
Crane Co.	432,582	21,685,336
Cree, Inc.*	961,967	61,315,777
Cullen/Frost Bankers, Inc.	489,432	31,299,176
Curtiss-Wright Corp.	364,653	34,007,539
CyrusOne, Inc.	1,025,041	71,783,621
Dana, Inc.	1,267,198	15,611,879
Darling Ingredients, Inc.*	1,420,492	51,180,327
Deckers Outdoor Corp.*	245,762	54,070,098
Delphi Technologies PLC*	757,339	12,655,135
Dick's Sporting Goods, Inc.	571,376	33,071,243
Domtar Corp.	484,074	12,716,624
Donaldson Co., Inc.	1,106,224	51,350,918
Douglas Emmett, Inc.	1,445,857	36,291,011
Dunkin' Brands Group, Inc.	721,590	59,105,437
Dycom Industries, Inc.*	279,245	14,749,721
Eagle Materials, Inc.	366,232	31,613,146
East West Bancorp, Inc.	1,240,923	40,627,819
EastGroup Properties, Inc.	344,974	44,615,487
Eaton Vance Corp.	1,001,364	38,202,037
Edgewell Personal Care Co.*	476,725	13,291,093
EMCOR Group, Inc.	481,559	32,606,360
Emergent BioSolutions, Inc.*	394,554	40,769,265
Encompass Health Corp.	872,198	56,675,426
Energizer Holdings, Inc.	510,791	19,992,360
EnerSys	372,548	25,005,422
Enphase Energy, Inc.*	1,105,152	91,274,504
EPR Properties	654,391	17,995,752
EQT Corp.	2,241,784	28,986,267
Equitrans Midstream Corp.	3,565,430	30,163,538
Essent Group Ltd	986,016	36,492,452
Essential Utilities, Inc.	1,956,634	78,754,518
Evercore, Inc., Class A	356,005	23,304,087
Exelixis, Inc.*	2,710,072	66,261,260

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Common Stock	Shares	Value
FactSet Research Systems, Inc.	333,221	$111,589,048
Fair Isaac Corp.*	254,339	108,190,724
Federated Hermes, Inc.	834,764	17,955,774
First American Financial Corp.	978,085	49,794,307
First Financial Bankshares, Inc.	1,245,730	34,768,324
First Horizon National Corp.	4,852,530	45,759,358
First Industrial Realty Trust, Inc.	1,115,689	44,404,422
First Solar, Inc.*	743,500	49,219,700
FirstCash, Inc.	363,463	20,793,718
Five Below, Inc.*	489,764	62,200,028
Flowers Foods, Inc.	1,725,968	41,992,801
Fluor Corp.	1,094,173	9,639,664
FNB Corp.	2,834,702	19,219,280
Foot Locker, Inc.	914,194	30,195,828
Fox Factory Holding Corp.*	363,437	27,014,272
FTI Consulting, Inc.*	320,961	34,012,237
Fulton Financial Corp.	1,421,471	13,262,324
GATX Corp.	306,972	19,569,465
Generac Holdings, Inc.*	550,704	106,638,323
Gentex Corp.	2,155,633	55,507,550
Genworth Financial, Inc., Class A*	4,438,009	14,867,330
GEO Group, Inc.	1,064,167	12,067,654
Glacier Bancorp, Inc.	836,790	26,819,119
Globus Medical, Inc., Class A*	660,659	32,715,834
Goodyear Tire & Rubber Co.	2,043,639	15,674,711
Graco, Inc.	1,462,150	89,702,902
Graham Holdings Co., Class B	36,379	14,701,118
Grand Canyon Education, Inc.*	414,693	33,150,558
Greif, Inc., Class A	231,913	8,397,570
Grocery Outlet Holding Corp.*	731,091	28,746,498
Grubhub, Inc.*	809,329	58,538,767
H&R Block, Inc.	1,691,824	27,559,813
Haemonetics Corp.*	444,659	38,796,498
Hain Celestial Group, Inc.*	732,757	25,133,565
Hancock Whitney Corp.	757,357	14,245,885
Hanover Insurance Group, Inc.	330,815	30,825,342
Harley-Davidson, Inc.	1,344,011	32,982,030
Hawaiian Electric Industries, Inc.	957,580	31,829,959
Healthcare Realty Trust, Inc.	1,193,220	35,939,786
Healthcare Services Group, Inc.	652,734	14,053,363

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Common Stock	Shares	Value
HealthEquity, Inc.*	672,605	$34,551,719
Helen of Troy Ltd.*	222,098	42,980,405
Herman Miller, Inc.	516,332	15,572,573
Hexcel Corp.	732,394	24,571,819
Highwoods Properties, Inc.	911,228	30,589,924
Hill-Rom Holdings, Inc.	584,174	48,784,371
HNI Corp.	374,285	11,745,063
Home BancShares, Inc.	1,333,041	20,208,902
Hubbell, Inc.	475,610	65,082,472
Hudson Pacific Properties, Inc.	1,345,048	29,496,903
IAA, Inc.*	1,174,809	61,172,305
ICU Medical, Inc.*	170,781	31,211,936
IDACORP, Inc.	442,573	35,361,583
II-VI, Inc.*	909,229	36,878,328
Ingevity Corp.*	362,016	17,898,071
Ingredion, Inc.	587,516	44,463,211
Insperity, Inc.	316,486	20,726,668
Integra LifeSciences Holdings Corp.*	620,851	29,316,584
Interactive Brokers Group, Inc., Class A	693,329	33,508,591
InterDigital, Inc.	270,186	15,416,813
International Bancshares Corp.	488,312	12,725,411
ITT, Inc.	757,777	44,746,732
J2 Global, Inc.*	392,485	27,167,812
Jabil, Inc.	1,188,561	40,720,100
Jack in the Box, Inc.	198,897	15,774,521
Janus Henderson Group PLC	1,322,241	28,719,075
Jazz Pharmaceuticals PLC*	486,405	69,356,489
JBG SMITH Properties	985,670	26,356,816
Jefferies Financial Group, Inc.	1,894,120	34,094,160
JetBlue Airways Corp.*	2,389,330	27,071,109
John Wiley & Sons, Inc., Class A	382,714	12,135,861
Jones Lang LaSalle, Inc.	454,151	43,444,085
KAR Auction Services, Inc.	1,133,404	16,321,018
KB Home	772,338	29,650,056
KBR, Inc.	1,248,551	27,917,600
Kemper Corp.	538,610	35,995,306
Kennametal, Inc.	727,324	21,048,757
Kilroy Realty Corp.	919,281	47,765,841
Kirby Corp.*	526,568	19,045,965
Knight-Swift Transportation Holdings, Inc.	1,104,662	44,959,743

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Common Stock	Shares	Value
Kohl's Corp.	1,383,776	$25,641,369
Lamar Advertising Co., Class A	757,689	50,136,281
Lancaster Colony Corp.	171,393	30,645,068
Landstar System, Inc.	336,606	42,240,687
Lear Corp.	478,427	52,172,464
LendingTree, Inc.*	69,014	21,179,706
Lennox International, Inc.	305,315	83,231,922
LHC Group, Inc.*	277,062	58,892,299
Life Storage, Inc.	411,499	43,318,500
Ligand Pharmaceuticals, Inc.*	141,011	13,441,169
Lincoln Electric Holdings, Inc.	520,685	47,923,847
Lithia Motors, Inc., Class A	196,820	44,863,151
Littelfuse, Inc.	213,494	37,861,026
LivaNova PLC*	426,839	19,297,391
LiveRamp Holdings, Inc.*	577,788	29,912,085
Louisiana-Pacific Corp.	984,996	29,067,232
Lumentum Holdings, Inc.*	659,548	49,551,841
Macerich Co.	983,164	6,675,684
Manhattan Associates, Inc.*	557,116	53,199,007
ManpowerGroup, Inc.	509,317	37,348,216
Marriott Vacations Worldwide Corp.	360,104	32,701,044
Masimo Corp.*	443,368	104,661,450
MasTec, Inc.*	492,048	20,764,426
Mattel, Inc.*	3,042,483	35,597,051
MAXIMUS, Inc.	537,753	36,787,683
MDU Resources Group, Inc.	1,758,695	39,570,637
Medical Properties Trust, Inc.	4,638,135	81,770,320
MEDNAX, Inc.*	749,549	12,202,658
Medpace Holdings, Inc.*	239,122	26,721,883
Mercury General Corp.	233,050	9,641,279
Mercury Systems, Inc.*	491,160	38,045,254
Middleby Corp.*	487,800	43,760,538
Minerals Technologies, Inc.	299,252	15,291,777
MKS Instruments, Inc.	483,479	52,810,411
Molina Healthcare, Inc.*	520,094	95,198,006
Monolithic Power Systems, Inc.	370,278	103,533,432
MSA Safety, Inc.	317,159	42,553,223
MSC Industrial Direct Co., Inc., Class A	399,283	25,266,628
Murphy Oil Corp.	1,266,324	11,295,610
Murphy USA, Inc.*	237,997	30,527,875

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Common Stock	Shares	Value
National Fuel Gas Co.	797,721	$32,379,495
National Instruments Corp.	1,152,768	41,153,818
National Retail Properties, Inc.	1,522,044	52,525,738
Navient Corp.	1,700,852	14,372,199
NCR Corp.*	1,126,143	24,932,806
Nektar Therapeutics*	1,569,057	26,030,656
NetScout Systems, Inc.*	635,474	13,872,397
New Jersey Resources Corp.	841,361	22,733,574
New York Community Bancorp, Inc.	4,068,758	33,648,629
New York Times Co., Class A	1,266,289	54,184,506
NewMarket Corp.	64,194	21,974,890
Nordson Corp.	473,375	90,802,793
Nordstrom, Inc.	951,027	11,336,242
NorthWestern Corp.	443,578	21,575,634
Nu Skin Enterprises, Inc., Class A	450,695	22,575,313
NuVasive, Inc.*	449,519	21,833,138
nVent Electric PLC	1,490,385	26,364,911
OGE Energy Corp.	1,755,607	52,650,654
O-I Glass, Inc.	1,376,593	14,578,120
Old Republic International Corp.	2,479,904	36,553,785
Olin Corp.	1,246,089	15,426,582
Ollie's Bargain Outlet Holdings, Inc.*	498,845	43,574,111
Omega Healthcare Investors, Inc.	1,990,664	59,600,480
ONE Gas, Inc.	464,145	32,030,646
Oshkosh Corp.	597,327	43,903,535
Owens Corning	947,344	65,186,741
PacWest Bancorp	1,023,965	17,489,322
Papa John's International, Inc.	287,796	23,679,855
Park Hotels & Resorts, Inc.	2,066,393	20,643,266
Patterson Cos., Inc.	760,576	18,333,684
Paylocity Holding Corp.*	325,658	52,567,714
Pebblebrook Hotel Trust	1,147,760	14,381,433
Penn National Gaming, Inc.*	1,263,384	91,848,017
Penumbra, Inc.*	294,515	57,247,826
Perspecta, Inc.	1,198,447	23,309,794
Physicians Realty Trust	1,825,544	32,695,493
Pilgrim's Pride Corp.*	428,055	6,405,843
Pinnacle Financial Partners, Inc.	665,195	23,674,290
PNM Resources, Inc.	698,613	28,873,675
Polaris, Inc.	505,704	47,708,115

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Common Stock	Shares	Value
Pool Corp.	351,492	$117,588,134
Post Holdings, Inc.*	552,239	47,492,554
PotlatchDeltic Corp.	586,497	24,691,524
PRA Health Sciences, Inc.*	560,974	56,905,203
Prestige Consumer Healthcare, Inc.*	440,184	16,031,501
Primerica, Inc.	346,614	39,215,908
Prosperity Bancshares, Inc.	812,680	42,121,204
PS Business Parks, Inc.	175,956	21,535,255
PTC, Inc.*	916,577	75,819,249
Qualys, Inc.*	296,024	29,013,312
Quidel Corp.*	334,818	73,452,373
Rayonier, Inc.	1,197,287	31,656,268
Regal Beloit Corp.	355,900	33,408,333
Reinsurance Group of America, Inc.	595,835	56,717,534
Reliance Steel & Aluminum Co.	559,194	57,060,156
RenaissanceRe Holdings Ltd.	449,204	76,247,887
Repligen Corp.*	428,247	63,183,562
Rexford Industrial Realty, Inc.	1,085,701	49,681,678
RH*	135,355	51,789,530
RLI Corp.	346,956	29,050,626
Royal Gold, Inc.	575,268	69,129,956
RPM International, Inc.	1,139,930	94,431,801
Ryder System, Inc.	472,023	19,938,252
Sabra Health Care REIT, Inc.	1,802,886	24,852,784
Sabre Corp.	2,732,970	17,791,635
Sally Beauty Holdings, Inc.*	989,777	8,601,162
Sanderson Farms, Inc.	173,607	20,480,418
Science Applications International Corp.	510,130	40,004,395
Scientific Games Corp.*	490,066	17,108,204
Scotts Miracle-Gro Co.	357,060	54,598,045
SEI Investments Co.	1,066,477	54,091,713
Selective Insurance Group, Inc.	524,586	27,010,933
Semtech Corp.*	571,507	30,267,011
Sensient Technologies Corp.	371,494	21,450,064
Service Corp. International	1,545,542	65,190,962
Service Properties Trust	1,443,617	11,476,755
Signature Bank	469,779	38,986,959
Silgan Holdings, Inc.	690,499	25,389,648
Silicon Laboratories, Inc.*	384,118	37,585,946
Six Flags Entertainment Corp.	661,635	13,431,191

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Common Stock	Shares	Value
Skechers U.S.A., Inc., Class A*	1,195,446	$36,126,378
SLM Corp.	3,291,036	26,624,481
SolarEdge Technologies, Inc.*	439,572	104,771,986
Sonoco Products Co.	880,356	44,959,781
Southwest Gas Holdings, Inc.	490,407	30,944,682
Spire, Inc.	451,526	24,021,183
Spirit Realty Capital, Inc.	903,748	30,501,495
Sprouts Farmers Market, Inc.*	1,034,436	21,650,745
Steel Dynamics, Inc.	1,752,772	50,181,862
Stericycle, Inc.*	802,357	50,596,632
Sterling Bancorp	1,705,686	17,943,817
Stifel Financial Corp.	601,295	30,401,475
STORE Capital Corp.	2,000,567	54,875,553
Strategic Education, Inc.	214,071	19,581,074
Sunrun, Inc.*	1,112,934	85,773,823
Synaptics, Inc.*	300,219	24,143,612
Syneos Health, Inc.*	612,807	32,576,820
SYNNEX Corp.	361,311	50,605,219
Synovus Financial Corp.	1,292,021	27,352,085
Taubman Centers, Inc.	541,278	18,019,145
Taylor Morrison Home Corp.*	1,137,498	27,971,076
TCF Financial Corp.	1,335,180	31,189,805
TEGNA, Inc.	1,920,360	22,564,230
Telephone and Data Systems, Inc.	873,051	16,099,060
Tempur Sealy International, Inc.*	420,602	37,513,492
Tenet Healthcare Corp.*	924,324	22,655,181
Teradata Corp.*	955,992	21,701,018
Terex Corp.	607,798	11,766,969
Tetra Tech, Inc.	472,627	45,135,879
Texas Capital Bancshares, Inc.*	442,459	13,773,749
Texas Roadhouse, Inc.	572,194	34,783,673
Thor Industries, Inc.	484,126	46,117,843
Timken Co.	592,787	32,140,911
Toll Brothers, Inc.	1,007,099	49,005,437
Tootsie Roll Industries, Inc.	153,066	4,729,739
TopBuild Corp.*	290,141	49,524,167
Toro Co.	941,054	79,001,483
TreeHouse Foods, Inc.*	495,556	20,084,885
Trex Co., Inc.*	1,015,248	72,691,757

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Common Stock	Shares	Value
TRI Pointe Group, Inc.*	1,143,031	$20,734,582
Trimble, Inc.*	2,194,535	106,873,855
Trinity Industries, Inc.	780,557	15,220,862
TripAdvisor, Inc.	842,817	16,510,785
Trustmark Corp.	556,246	11,909,227
UGI Corp.	1,827,097	60,257,659
UMB Financial Corp.	379,083	18,578,858
Umpqua Holdings Corp.	1,931,475	20,512,265
United Bankshares, Inc.	1,138,028	24,433,461
United States Steel Corp.	1,932,822	14,186,913
United Therapeutics Corp.*	389,520	39,341,520
Univar Solutions, Inc.*	1,482,770	25,029,158
Universal Display Corp.	375,916	67,943,058
Urban Edge Properties	962,125	9,351,855
Urban Outfitters, Inc.*	600,310	12,492,451
Valley National Bancorp	3,541,538	24,259,535
Valmont Industries, Inc.	187,359	23,266,241
Valvoline, Inc.	1,622,862	30,899,292
ViaSat, Inc.*	562,431	19,342,002
Vishay Intertechnology, Inc.	1,162,636	18,102,243
Visteon Corp.*	244,060	16,893,833
Washington Federal, Inc.	663,983	13,850,685
Watsco, Inc.	287,875	67,043,209
Webster Financial Corp.	791,037	20,891,287
Weingarten Realty Investors	1,056,128	17,911,931
Wendy's Co.	1,570,404	35,012,157
Werner Enterprises, Inc.	509,054	21,375,177
WEX, Inc.*	386,737	53,744,841
Williams-Sonoma, Inc.	682,315	61,708,569
Wingstop, Inc.	259,601	35,474,477
Wintrust Financial Corp.	505,191	20,232,900
Woodward, Inc.	508,844	40,788,935
World Fuel Services Corp.	556,845	11,799,546
World Wrestling Entertainment, Inc., Class A	409,478	16,571,575
Worthington Industries, Inc.	316,293	12,898,429
WPX Energy, Inc.*	3,542,540	17,358,446
WW International, Inc.*	411,587	7,766,647
Wyndham Destinations, Inc.	747,699	22,999,221
Wyndham Hotels & Resorts, Inc.	817,076	41,262,338

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Common Stock	Shares	Value
XPO Logistics, Inc.*	800,979	$67,810,882
Yelp, Inc.*	602,926	12,112,783
Total Investments (Cost $17,564,505,755)		$14,494,157,816

*  Non-income producing security for the year ended September 30, 2020.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total net assets at value, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,307,105,747	9.03%
Retail	835,321,535	5.77%
Banks	747,168,407	5.16%
Insurance	684,963,437	4.73%
Healthcare - Products	650,988,232	4.50%
Commercial Services	599,663,117	4.14%
Healthcare - Services	560,982,954	3.87%
Electronics	526,109,291	3.63%
Software	494,196,764	3.41%
Machinery - Diversified	418,768,039	2.89%
Semiconductors	380,592,296	2.63%
Diversified Financial Services	367,940,884	2.54%
Building Materials	354,755,475	2.45%
Energy - Alternate Sources	331,040,013	2.29%
Media	315,430,399	2.18%
Entertainment	313,460,688	2.16%
Distribution / Wholesale	308,373,552	2.13%
Electrical Components & Equipment	305,171,368	2.11%
Chemicals	299,186,658	2.07%
Miscellaneous Manufacturing	284,403,332	1.96%
Food	271,344,911	1.87%
Computers	264,392,155	1.83%
Biotechnology	224,475,622	1.55%
Electric	223,270,580	1.54%
Transportation	215,370,706	1.49%
Engineering & Construction	214,058,475	1.48%
Auto Parts & Equipment	209,799,696	1.45%
Gas	202,367,240	1.40%
Home Builders	173,478,994	1.20%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2020

Industry Classification	Value	Percentage
Hand / Machine Tools	$172,612,214	1.19%
Apparel	159,036,661	1.10%
Iron / Steel	142,294,145	0.98%
Pharmaceuticals	142,293,193	0.98%
Housewares	133,599,528	0.92%
Oil & Gas	128,537,307	0.89%
Leisure Time	121,591,123	0.84%
Environmental Control	120,886,675	0.83%
Lodging	107,553,983	0.74%
Telecommunications	104,341,937	0.72%
Packaging & Containers	93,325,119	0.64%
Internet	87,162,335	0.60%
Mining	86,798,925	0.60%
Water	78,754,518	0.54%
Agriculture	71,660,744	0.49%
Beverages	70,581,347	0.49%
Metal Fabricate / Hardware	68,305,580	0.47%
Savings & Loans	65,443,131	0.45%
Aerospace / Defense	62,617,072	0.43%
Machinery - Construction & Mining	55,670,504	0.38%
Pipelines	43,631,584	0.30%
Real Estate	43,444,085	0.30%
Household Products / Wares	42,980,405	0.30%
Home Furnishings	37,513,492	0.26%
Toys / Games / Hobbies	35,597,051	0.25%
Office Furnishings	27,317,636	0.19%
Airlines	27,071,109	0.19%
Cosmetics / Personal Care	19,994,580	0.14%
Trucking & Leasing	19,569,465	0.14%
Food Service	14,053,363	0.10%
Oil & Gas Services	13,021,814	0.09%
Forest Products & Paper	12,716,624	0.09%
Total Investments	14,494,157,816	100.09%
Liabilities in Excess of Other Assets	(12,737,386)	(0.09)%
Net Assets	$14,481,420,430	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2020
Assets:
Investments in securities of unaffiliated issuers, at value (cost $17,564,505,755)	$14,494,157,816
Cash	31,874,725
Due from Broker	385,857
Receivable from securities sold	22,998,856
Receivable from Units created	42,377,003
Dividend receivable	14,257,472
Total Assets	$14,606,051,729
Liabilities:
Payable for securities purchased	$64,909,460
Distribution payable	44,672,746
Payable to Sponsor	11,718,547
License fee payable	1,727,191
Accrued Trustee fees	1,106,972
Other accrued expenses	496,383
Total Liabilities	124,631,299
Net Assets	$14,481,420,430
Net assets presented by:
Interest in Unitholders (42,716,035 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$18,936,261,238
Total distributable earnings (loss)	(4,454,840,808)
Net Assets	$14,481,420,430
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	42,716,035
Net asset value per Unit:	$339.02

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2020	2019	2018
Investment Income
Dividend income from unaffiliated issuers	$254,204,376	$308,085,941	$314,304,457
Expenses:
Printing and distributions expenses	16,165,388	18,820,355	22,820,463
Trustee fees and expenses	15,996,907	19,095,862	20,845,627
License fees	4,832,136	5,723,297	6,115,664
Audit fees	109,205	107,815	107,474
Legal fees	102,714	144,328	581,803
Other fees and expenses	139,497	111,127	144,674
Total expenses	37,345,847	44,002,784	50,615,705
Less: voluntary fee reduction by the Trustee (see Note 3)	(447,483)	(1,135,360)	(916,233)
Net expenses	36,898,364	42,867,424	49,699,472
Net Investment Income	$217,306,012	$265,218,517	$264,604,985
Realized and unrealized gains (losses) on investments of unaffiliated issuers:
Net realized gains (losses) from investments	$(685,110,965)	$(797,368,830)	$87,954,046
Net realized gains from in-kind redemptions	819,391,676	1,137,026,333	2,107,744,433
Net realized gains	134,280,711	339,657,503	2,195,698,479
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(1,204,948,995)	(1,363,625,832)	102,693,990
Net realized and unrealized gains (losses) on investments	(1,070,668,284)	(1,023,968,329)	2,298,392,469
Net increase (decrease) in net assets resulting from operations	$(853,362,272)	$(758,749,812)	$2,562,997,454

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2020	2019	2018
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$217,306,012	$265,218,517	$264,604,985
Net realized gains	134,280,711	339,657,503	2,195,698,479
Net increase (decrease) in unrealized appreciation (depreciation)	(1,204,948,995)	(1,363,625,832)	102,693,990
Net increase (decrease) in net assets resulting from operations	(853,362,272)	(758,749,812)	2,562,997,454
Net equalization credits and charges (Note 2)	(8,541,858)	(1,716,018)	1,399,287
Distributions to Unitholders	(220,651,553)	(270,906,411)	(246,170,773)
Unitholder Transactions:
Proceeds from subscriptions of Units	17,168,059,428	15,906,274,321	15,829,281,170
Reinvestment of dividends and distributions	—	601,792	923,251
Less: Redemptions of Units	(20,713,015,764)	(17,243,824,204)	(15,510,413,524)
Net income equalization (Note 2)	8,541,858	1,716,018	(1,399,287)
Increase (decrease) in net assets due to Unitholder transactions	(3,536,414,478)	(1,335,232,073)	318,391,610
Total increase (decrease)	(4,618,970,161)	(2,366,604,314)	2,636,617,578
Net Assets
Beginning of year	19,100,390,591	21,466,994,905	18,830,377,327
End of year	$14,481,420,430	$19,100,390,591	$21,466,994,905

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Year	$352.30	$367.34	$326.43	$282.20	$248.94
Investment Operations:
Net investment income(1)	4.57	4.76	4.55	3.63	3.77
Net realized and unrealized gain (loss) on investments	(12.96)	(14.91)	40.57	44.56	33.27
Total from investment operations	(8.39)	(10.15)	45.12	48.19	37.04
Net equalization credits and charges(1)	(0.18)	(0.03)	0.02	—	—
Less Distributions from:
Net investment income	(4.71)	(4.86)	(4.23)	(3.96)	(3.78)
Net asset value, end of year	$339.02	$352.30	$367.34	$326.43	$282.20
Total investment return(2)	(2.43)%	(2.77)%	13.88%	17.12%	14.97%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$14,481,420	$19,100,391	$21,466,995	$18,830,377	$17,195,731
Ratio to average net assets:
Ratio of expenses to average net assets(3)	0.23%	0.22%	0.24%	0.24%	0.25%
Ratio of net investment income to average net assets(3)	1.35%	1.39%	1.30%	1.18%	1.43%
Portfolio turnover rate(4)	20.78%	19.10%	17.30%	23.45%	24.50%

(1)  Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.

(2)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market.

(3)  Net of voluntary fee reduction by the Trustee, if any. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.35% and 0.23% for the year ended September 30, 2020, 1.39% and 0.23% for the year ended September 30, 2019, 1.30% and 0.25% for the year ended September 30, 2018, 1.18% and 0.24% for the year ended September 30, 2017 and 1.43% and 0.25% for the year ended September 30, 2016. The voluntary fee reduction ceased on January 31, 2020. In addition, effective February 1, 2020, the Trustee and the Sponsor have amended the Trust Agreement to provide that the Trustee's fee equals 0.08% per annum for net asset value of $30,000,000,001 and above. (See note 3)

(4)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2020

Note 1 — Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. The Trust is an "Exchange-Traded Fund", the units of which are listed on and traded on the New York Stock Exchange under the symbol "MDY", and operates under an exemptive order granted by the Securities and Exchange Commission (the "SEC"). Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of the Trust's financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$14,494,157,816	$—	$—	$14,494,157,816
Total	$14,494,157,816	$—	$—	$14,494,157,816

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts ("REITs"). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust's policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee's estimates of such re-designations for which actual information has not yet been reported.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

Equalization - The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more likely than not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the Trust's tax positions for the tax years subject to audit as of September 30, 2020, and has determined that no provision for income taxes is necessary for the year ended September 30, 2020. The tax returns of the Trust's 2017, 2018 and 2019 tax years and the year ended September 30, 2020 remain subject to audit. The Trust has not recognized any tax liabilities relating to the Trust's tax positions considered to be uncertain tax positions for the current year or prior years.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001-$30,000,000,000*	0.10% per annum
$30,000,000,001 and above*	0.08% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated. Prior to the Trustee and the Sponsor amending the Trust Agreement effective February 1, 2020, the fee was 0.10% per annum for net asset value of $1,000,000,001 and above.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2020, 2019 and 2018 as disclosed in the Statements of Operations. The amount of the reduction equals the daily Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The voluntary fee reduction ceased on January 31, 2020.

In accordance with the Trust Agreement and under the terms of the exemptive order issued by the SEC, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2020, 2019 and 2018 did not exceed 0.30% per annum.

Note 4 — Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2020		Year Ended September 30, 2019
	Units	Amount	Units	Amount
Units sold	53,000,488	$17,168,059,428	47,200,000	$15,906,274,321
Dividend reinvestment Units issued	—	—	1,755	601,792
Units redeemed	(64,500,000)	(20,713,015,764)	(51,425,000)	(17,243,824,204)
Net decrease	(11,499,512)	$(3,544,956,336)	(4,223,245)	$(1,336,948,091)

	Year Ended September 30, 2018
	Units	Amount
Units sold	45,550,000	$15,829,281,170
Dividend reinvestment Units issued	2,664	923,251
Units redeemed	(44,800,000)	(15,510,413,524)
Net increase	752,664	$319,790,897

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2020, the Trustee earned $1,203,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2020.

At September 30, 2020, the Trustee and its affiliates held $1,087,106,617 or 7.51% of fractional undivided interest in the Trust.

Note 5 — Investment Transactions

For the year ended September 30, 2020, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $17,115,581,735, $20,653,248,057, $3,398,410,070, and $3,356,481,416, respectively.

Note 6 — U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2020. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post-October losses deferred and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2020, September 30, 2019 and September 30, 2018, in the amounts disclosed on the statements of changes in net assets, was ordinary income.

At September 30, 2020, the Trust's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$17,651,344,499
Gross unrealized appreciation	$835,443,341
Gross unrealized depreciation	(3,992,630,024)
Net unrealized depreciation	$(3,157,186,683)
Distributable earnings, ordinary income	$34,072,694
Short-term capital loss carryforwards (no expiration):	$—
Long-term capital loss carryforwards (no expiration):	$1,254,666,552

The Trust utilized no capital loss carryforwards during the year ended September 30, 2020. To the extent that capital loss carryforwards are used to offset future capital gains, it is probable that the offset gains will not be distributed to Unitholders.

As of September 30, 2020, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions. To reflect reclassifications arising from these differences, total distributable earnings (loss) were decreased by $451,519,440 and paid-in capital was increased by $451,519,440.

Note 7 — Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 — Related Party Transactions

The Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, and an affiliate of the Trustee, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2020, 2019 and 2018, the Trust paid $991,217, $846,089 and $773,337 in commissions to BNYMellon CM, respectively.

Note 9 — License Agreement and Distribution Expenses

A license agreement between State Street Global Advisors Funds Distributors, LLC ("SSGA FD") and S&P (the "License Agreement") grants SSGA FD a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. have each received a sublicense from SSGA FD for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGA FD, pursuant to which SSGA FD has agreed to market and promote the Trust. SSGA FD is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of the exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statements of Operations.

Note 10 — Equity Investing and Market Risk

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust's net asset value.

An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of the common stocks that are actually held by the Trust and make up the Trust's portfolio ("Portfolio Securities") may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of Index Securities and the Portfolio Securities change from time to time.

The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the portfolio unless such issuer is removed from the Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust's investments are likely to have exposure to businesses that, as a result of COVID-19, experience a slowdown or temporary suspension in business activities. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust's investments.

Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the portfolio will fluctuate over the entire life of the Trust.

There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

Note 11 — Subsequent Event

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustments or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of the SPDR S&P MidCap 400 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SPDR S&P MidCap 400 ETF Trust (the "Trust") as of September 30, 2020, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2020, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2020 and the financial highlights for each of the five years in the period ended September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust's management (the Trustee). Our responsibility is to express an opinion on the Trust's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management (the Trustee), as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2021

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust dividend distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2020 is 100.0%.

For the fiscal year ended September 30, 2020, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2020
(Unaudited)

Total Trust Assets:	$14,606,051,729
Trust Net Assets:	$14,481,420,430
Number of Units:	42,716,035
Fractional Undivided Interest in Trust Represented by each Unit:	1/42,716,035
Record Date:	Quarterly, on the first (1st) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:*	From 0.08% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$339.02
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:**

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The voluntary fee reduction ceased on January 31, 2020. In addition, effective February 1, 2020, the Trustee and the Sponsor have amended the Trust Agreement to provide that the Trustee's fee equals 0.08% per annum for net asset value of $30,000,000,001 and above.

**  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2020

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2020

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	3	0.24%
Between zero and 0.25%	700	55.60%
Bid/Ask Price Equal to NAV	4	0.32%
Between zero and -0.25%	546	43.37%
Less than -0.25%	6	0.47%
Total:	1,259	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/20 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	-2.43%	45.54%	163.32%	1,220.18%
Return Based on Bid/Ask Price	-2.52%	45.49%	163.34%	1,219.44%
S&P MidCap 400 Index	-2.16%	47.67%	171.26%	1,337.43%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	-2.43%	7.79%	10.17%	10.68%
Return Based on Bid/Ask Price	-2.52%	7.79%	10.17%	10.68%
S&P MidCap 400 Index	-2.16%	8.11%	10.49%	11.05%

(1)  Currently, the Bid/Ask Price is the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated, ordinarily 4:00 p.m.

(2)  The Cumulative and Annualized Total Return for the Trust and the Index are calculated from the Trust's inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017